GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [abstract]
Schedule of goodwill
RMB’000
Year ended 31 December 2016 and 2017
Opening net book amount	281,255
Additions	-
Impairment	-
Closing net book amount	281,255

At 31 December 2016 and 2017
Cost	281,255
Accumulated impairment	-
Net book amount	281,255

Schedule of key assumptions used for value-in-use calculations
Railroad business	2016	2017

Gross margin	18.92%	17.76%
Growth rate	2.00%	2.00%
Discount rate	12.44%	12.44%